American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
January 31, 2021

Small Cap Growth - Schedule of Investments
JANUARY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Aerospace and Defense — 1.7%
AAR Corp.	413,132	13,860,578
Spirit AeroSystems Holdings, Inc., Class A	497,947	16,865,465
		30,726,043
Airlines — 1.0%
Alaska Air Group, Inc.	370,691	18,100,841
Auto Components — 0.6%
LCI Industries	91,490	11,836,976
Biotechnology — 17.5%
ACADIA Pharmaceuticals, Inc.(1)	210,010	10,090,981
Acceleron Pharma, Inc.(1)	102,959	11,894,853
ADC Therapeutics SA(1)	315,020	9,000,121
Amicus Therapeutics, Inc.(1)	745,416	14,095,817
Arcutis Biotherapeutics, Inc.(1)	266,693	7,278,052
Arena Pharmaceuticals, Inc.(1)	112,789	8,373,455
Biohaven Pharmaceutical Holding Co. Ltd.(1)	174,156	14,841,574
Blueprint Medicines Corp.(1)	145,147	14,042,972
Bridgebio Pharma, Inc.(1)(2)	233,920	13,277,299
ChemoCentryx, Inc.(1)	153,367	8,743,453
Deciphera Pharmaceuticals, Inc.(1)	198,681	8,781,700
Fate Therapeutics, Inc.(1)	121,070	10,972,574
FibroGen, Inc.(1)	258,620	12,460,312
Flexion Therapeutics, Inc.(1)	601,529	7,320,608
Generation Bio Co.(1)	133,000	3,501,890
Global Blood Therapeutics, Inc.(1)	167,836	8,411,940
Halozyme Therapeutics, Inc.(1)	396,596	18,874,004
Heron Therapeutics, Inc.(1)	281,781	4,891,718
Insmed, Inc.(1)	450,451	16,932,453
Invitae Corp.(1)(2)	221,952	10,991,063
Iovance Biotherapeutics, Inc.(1)	109,164	4,785,750
Karuna Therapeutics, Inc.(1)	129,982	12,898,114
Kinnate Biopharma, Inc.(1)	74,296	2,436,909
Kymera Therapeutics, Inc.(1)	140,480	8,702,736
Mirati Therapeutics, Inc.(1)	55,856	11,468,912
Natera, Inc.(1)	249,705	26,628,541
Novavax, Inc.(1)	30,221	6,677,028
Relay Therapeutics, Inc.(1)	107,574	5,333,519
Sigilon Therapeutics, Inc.(1)	133,557	4,088,180
Ultragenyx Pharmaceutical, Inc.(1)	136,559	18,925,712
Viela Bio, Inc.(1)(2)	241,415	8,372,272
		325,094,512
Building Products — 2.4%
American Woodmark Corp.(1)	116,288	10,060,075
Masonite International Corp.(1)	204,184	20,316,308
Trex Co., Inc.(1)	157,488	14,452,674
		44,829,057
Capital Markets — 1.2%
GCM Grosvenor, Inc., Class A(1)(2)	538,493	6,978,869

Open Lending Corp., Class A(1)	426,515	15,478,230
		22,457,099
Chemicals — 0.4%
Huntsman Corp.	279,078	7,373,241
Commercial Services and Supplies — 3.1%
Brink's Co. (The)	334,417	22,783,830
Clean Harbors, Inc.(1)	263,244	20,390,880
Driven Brands Holdings, Inc.(1)	504,988	14,190,163
		57,364,873
Construction Materials — 0.5%
Summit Materials, Inc., Class A(1)	463,730	9,520,377
Containers and Packaging — 1.0%
Berry Global Group, Inc.(1)	246,184	12,154,104
Myers Industries, Inc.	312,315	6,261,916
		18,416,020
Diversified Consumer Services — 1.0%
Chegg, Inc.(1)	186,404	17,756,845
Electrical Equipment — 1.6%
Sensata Technologies Holding plc(1)	330,339	18,003,476
Shoals Technologies Group, Inc., Class A(1)	373,812	12,683,441
		30,686,917
Electronic Equipment, Instruments and Components — 2.6%
Jabil, Inc.	350,355	14,494,186
Littelfuse, Inc.	81,139	19,746,799
nLight, Inc.(1)	454,507	14,398,782
		48,639,767
Equity Real Estate Investment Trusts (REITs) — 1.7%
Global Medical REIT, Inc.	833,034	10,446,246
Innovative Industrial Properties, Inc.	45,966	8,601,158
Ryman Hospitality Properties, Inc.	203,429	13,192,371
		32,239,775
Food Products — 0.7%
Whole Earth Brands, Inc.(1)	1,147,541	13,001,639
Health Care Equipment and Supplies — 4.7%
Acutus Medical, Inc.(1)	274,814	7,114,934
Eargo, Inc.(1)	168,387	8,853,788
Globus Medical, Inc., Class A(1)	170,526	10,519,749
ICU Medical, Inc.(1)	54,710	11,187,101
Ortho Clinical Diagnostics Holdings plc(1)	721,474	11,904,321
OrthoPediatrics Corp.(1)	210,953	9,741,810
Silk Road Medical, Inc.(1)	247,161	13,477,689
Tandem Diabetes Care, Inc.(1)	158,655	14,699,386
		87,498,778
Health Care Providers and Services — 5.6%
Acadia Healthcare Co., Inc.(1)	245,264	12,429,980
AMN Healthcare Services, Inc.(1)	162,054	11,687,334
Encompass Health Corp.	180,984	14,551,114
HealthEquity, Inc.(1)	225,999	18,882,216
Option Care Health, Inc.(1)	859,724	15,887,699
R1 RCM, Inc.(1)	828,291	20,897,782
RadNet, Inc.(1)	512,967	9,187,239
		103,523,364
Health Care Technology — 2.1%
Certara, Inc.(1)	251,527	8,657,559
Health Catalyst, Inc.(1)	393,101	19,529,258

Phreesia, Inc.(1)	157,389	10,275,928
		38,462,745
Hotels, Restaurants and Leisure — 4.5%
Brinker International, Inc.	273,857	16,124,700
Churchill Downs, Inc.	130,327	24,429,796
Planet Fitness, Inc., Class A(1)	142,381	10,251,432
Wingstop, Inc.	97,665	14,654,633
Wyndham Hotels & Resorts, Inc.	300,921	17,504,575
		82,965,136
Household Durables — 1.0%
TopBuild Corp.(1)	94,293	18,853,885
Household Products — 0.5%
Reynolds Consumer Products, Inc.	289,429	8,682,870
Independent Power and Renewable Electricity Producers — 0.6%
Innergex Renewable Energy, Inc.	500,660	11,479,453
Insurance — 3.8%
BRP Group, Inc., Class A(1)	599,780	13,920,894
eHealth, Inc.(1)	157,473	7,535,083
Goosehead Insurance, Inc., Class A	68,633	9,169,369
Kinsale Capital Group, Inc.	96,971	18,187,880
Palomar Holdings, Inc.(1)	125,129	12,461,597
Root, Inc., Class A(1)(2)	454,186	9,154,119
		70,428,942
Interactive Media and Services — 1.2%
EverQuote, Inc., Class A(1)	125,012	5,633,041
QuinStreet, Inc.(1)	748,211	15,839,627
		21,472,668
IT Services — 3.0%
I3 Verticals, Inc., Class A(1)	658,063	19,096,988
Nuvei Corp.(1)	180,124	9,456,510
Perficient, Inc.(1)	178,308	9,737,400
Repay Holdings Corp.(1)	781,811	17,317,114
		55,608,012
Leisure Products — 1.8%
Brunswick Corp.	189,172	16,355,811
Callaway Golf Co.	621,667	17,338,293
		33,694,104
Life Sciences Tools and Services — 2.2%
NeoGenomics, Inc.(1)	341,897	18,127,379
PRA Health Sciences, Inc.(1)	137,894	16,994,057
Seer, Inc.(1)	80,138	5,000,611
		40,122,047
Machinery — 1.9%
AGCO Corp.	144,444	16,018,839
Evoqua Water Technologies Corp.(1)	709,635	19,337,554
		35,356,393
Oil, Gas and Consumable Fuels — 0.4%
Parex Resources, Inc.(1)	490,113	7,416,373
Paper and Forest Products — 0.7%
Louisiana-Pacific Corp.	358,375	13,621,834
Pharmaceuticals — 1.7%
Arvinas, Inc.(1)	98,255	7,412,357
Axsome Therapeutics, Inc.(1)	121,617	8,280,902
Harmony Biosciences Holdings, Inc.(1)	109,908	3,941,301
Horizon Therapeutics plc(1)	129,311	9,372,461

Reata Pharmaceuticals, Inc., Class A(1)	31,811	3,295,301
		32,302,322
Professional Services — 1.8%
ASGN, Inc.(1)	173,399	14,376,511
Korn Ferry	424,565	19,360,164
		33,736,675
Real Estate Management and Development — 2.7%
Altus Group Ltd.(2)	159,700	6,113,247
Colliers International Group, Inc.	129,710	11,461,176
FirstService Corp.	71,382	9,750,935
Redfin Corp.(1)	324,843	23,132,070
		50,457,428
Semiconductors and Semiconductor Equipment — 6.2%
Allegro MicroSystems, Inc.(1)	308,063	8,601,119
Entegris, Inc.	73,750	7,256,262
MACOM Technology Solutions Holdings, Inc.(1)	377,632	21,472,155
MKS Instruments, Inc.	69,900	11,049,093
Onto Innovation, Inc.(1)	213,501	11,539,729
PDF Solutions, Inc.(1)	32,483	627,572
Power Integrations, Inc.	270,059	21,753,252
Semtech Corp.(1)	360,148	25,552,501
Veeco Instruments, Inc.(1)	439,680	8,116,493
		115,968,176
Software — 7.9%
Envestnet, Inc.(1)	186,420	14,304,007
Everbridge, Inc.(1)	106,456	14,151,196
Five9, Inc.(1)	108,572	18,050,095
fuboTV, Inc.(1)(2)	181,821	7,681,937
Manhattan Associates, Inc.(1)	168,198	19,045,060
Model N, Inc.(1)	134,450	4,568,611
nCino, Inc.(1)	244,252	17,512,868
Paylocity Holding Corp.(1)	66,783	12,519,141
RealPage, Inc.(1)	203,845	17,646,862
SailPoint Technologies Holdings, Inc.(1)	399,606	22,102,208
		147,581,985
Specialty Retail — 3.5%
American Eagle Outfitters, Inc.	449,996	10,210,409
Arko Corp.(1)	650,779	6,019,706
Leslie's, Inc.(1)	297,780	8,516,508
Lithia Motors, Inc., Class A	59,067	18,823,472
Michaels Cos., Inc. (The)(1)(2)	685,715	10,628,583
National Vision Holdings, Inc.(1)	241,177	11,183,377
		65,382,055
Textiles, Apparel and Luxury Goods — 2.2%
Capri Holdings Ltd.(1)	373,119	15,544,138
Crocs, Inc.(1)	373,810	26,174,176
		41,718,314
Thrifts and Mortgage Finance — 0.5%
NMI Holdings, Inc., Class A(1)	454,289	9,635,470
Trading Companies and Distributors — 1.0%
Applied Industrial Technologies, Inc.	261,729	18,423,104
TOTAL COMMON STOCKS (Cost $1,325,546,119)		1,832,436,115

TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/31/22 - 1/31/25, valued at $9,655,051), in a joint trading account at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $9,462,017)		9,461,993
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/28, valued at $16,088,528), at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $15,773,038)		15,772,999
State Street Institutional U.S. Government Money Market Fund, Premier Class	37,286	37,286
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,272,278)		25,272,278
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $38,830,030)	38,830,030	38,830,030
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $1,389,648,427)		1,896,538,423
OTHER ASSETS AND LIABILITIES — (1.9)%		(35,312,666)
TOTAL NET ASSETS — 100.0%		$1,861,225,757

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,464,266	USD	1,151,975	Morgan Stanley	3/31/21	$(6,740)
CAD	2,760,368	USD	2,184,734	Morgan Stanley	3/31/21	(25,789)
CAD	12,860,037	USD	10,197,314	Morgan Stanley	3/31/21	(139,191)
CAD	1,068,747	USD	840,289	Morgan Stanley	3/31/21	(4,398)
CAD	1,663,819	USD	1,293,512	Morgan Stanley	3/31/21	7,798
USD	41,862,634	CAD	53,324,623	Morgan Stanley	3/31/21	156,252
USD	1,483,439	CAD	1,905,993	Morgan Stanley	3/31/21	(7,281)
USD	1,120,432	CAD	1,420,991	Morgan Stanley	3/31/21	9,043
USD	1,499,507	CAD	1,915,590	Morgan Stanley	3/31/21	1,281
USD	1,046,543	CAD	1,328,513	Morgan Stanley	3/31/21	7,483
						$(1,542)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $49,034,313. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $50,389,884, which includes securities collateral of $11,559,854.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,788,219,597	44,216,518	—
Temporary Cash Investments	37,286	25,234,992	—
Temporary Cash Investments - Securities Lending Collateral	38,830,030	—	—
	1,827,086,913	69,451,510	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	181,857	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	183,399	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.